INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 8 – INTANGIBLE ASSETS

Intangible assets at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Permits and license	4,579,081	4,809,764
Customer relationship	52,320,870	-
Technical know-how	7,153,870	-
In-process research and development assets	1,194,740	-
Others	1,041,652	542,997
Total intangible assets	66,290,213	5,352,761
Accumulated amortization	(13,031,342)	(4,816,423)
Total intangible assets, net	53,258,871	536,338

Amortization expense for the years ended December 31, 2018, 2017 and 2016 was $8,742,607, $497,344 and $570,288, respectively.

The estimated annual amortization expense for intangible assets in each of the next five years is as follows:

For the Years Ended December 31,	Amount
USD
2019	8,115,855
2020	8,108,251
2021	8,107,674
2022	8,103,936
2023	8,040,120
Total	40,475,836